S-K 1602(a)(3) Forepart, Sponsor Compensation - USD ($)	Oct. 09, 2026	May 21, 2026
ALLR Sponsor LLC [Member] | Class B Ordinary Shares or Founder Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		3,833,333
Price Paid or to be Paid for Securities, Total Amount		$ 25,000
Price Paid or to be Paid for Securities, Per Share		$ 0.0065
ALLR Sponsor LLC [Member] | Class B Ordinary Shares to Forfeiture [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares		766,666
ALLR Sponsor LLC [Member] | Private Warrants [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,500,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,500,000
Price Paid or to be Paid for Securities, Per Share	$ 1.00
ALLR Sponsor LLC [Member] | Over Allotment Option [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,680,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,680,000
ALLR Sponsor LLC [Member] | Private Placement [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 2,500,000
ALLR Sponsor LLC [Member] | Class B Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,666,667
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
ALLR Sponsor LLC [Member] | Private Warrants Underwriters Over-Allotment Option [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	2,680,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,680,000
ALLR Sponsor LLC [Member] | Underwriters Over-Allotment Option [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares	3,066,667
ALLR Sponsor LLC, or its Affiliates [Member] | Warrants [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share	$ 1.00